Financial instruments - Narrative (Detail) $ / shares in Units, $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£)	Nov. 15, 2024 USD ($)	Jul. 16, 2024 USD ($)	Apr. 26, 2024 USD ($)	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	$ 65,975	$ 121,238						$ 29,122
Profit (loss) before tax	92,265	85,993	$ 117,999
Total liabilities	861,690	715,175
Trade and other non-current receivables	95,392	16,402
Asset-linked receivable [Member] | Lavoro [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other non-current receivables	15,400	12,300
PBPE Fund IV
Disclosure of detailed information about financial instruments [line items]
Management fees receivable	76,800
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of the Warrants issued in connection with the IPO of PLAO					$ 300
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax	4,300	2,900
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Net financial asset position in energy contracts	$ 29,600
Fluctuation in current energy prices	10.00%			10.00%
Net financial income in energy contracts	$ 1,900
Monte Carlo Simulation [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities		6,100
Impairment loss recognised in profit or loss		$ 5,800
VBI
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date										$ 4,707
Kamaroopin
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date									$ 4,707
Kamaroopin | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	4,000
Kamaroopin | Top of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	10,100
GPMS [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	29,100						$ 24,100
Nexus [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	4,800					$ 6,400
BlueMacaw fund management rights acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	$ 7,500
Lavoro [Member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Share price (in dollars per share) | $ / shares	$ 0.45
Net unrealized loss	$ 7,200
GPMS
Disclosure of detailed information about financial instruments [line items]
Maximum contingent consideration payable subject to the achievement of predetermined performance targets	$ 26,900			£ 20